FAIR VALUE MEASUREMENTS (Schedule of Reconciliation Fair Value Categorized Within Level 3) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Series E F G And H Warrants [Member]
Beginning Balance	$ 400,000
Liability at issuance		314,441
Loss in fair value	2,397,877	85,559
Exercise of warrants	(2,797,877)
Ending Balance		400,000
Series I Warrants [Member]
Beginning Balance	50,000
Liability at issuance		40,000
Loss in fair value	85,000	10,000
Exercise of warrants
Ending Balance	135,000	50,000
Outstanding balance
Beginning Balance		189,590
Liability at issuance
Loss in fair value		179,886
Exercise of warrants		(369,476)
Ending Balance